Events After the Reporting Date (Details) - Major ordinary share transactions [member] $ in Thousands	1 Months Ended
Feb. 29, 2020 USD ($) shares
Events After the Reporting Date (Textual)
Ordinary shares issued	116,650,000
Options to purchase of ordinary shares	12,765,900
Gross proceeds from the offering | $	$ 3,882,477
Warrants [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	5,732,500
ADS [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	2,333,000
Options to purchase of ordinary shares	255,318
ADS [Member] | Warrants [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	5,732,500